Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Segment Informations

	Upstream	Gas and Power	Downstream	Central Administration and Others	Consolidation Adjustments (1)	Total
For the year ended December 31, 2020
Revenues from sales	2,419	122,254	536,714	14,108	(6,309)	669,186
Revenues from intersegment sales	289,421	8,060	3,349	28,787	(329,617)	—

Revenues	291,840	130,314	540,063	42,895	(335,926)	669,186

Operating profit / (loss)	(25,878)	(18,994)	4,839	(22,305)	3,941	(58,397)
Income from equity interests in associates and joint ventures	—	9,199	4,071	—	—	13,270
Depreciation of property, plant and equipment	128,132 (3)	1,858	34,295	7,167	—	171,452
(Recovery) / Impairment of property, plant and equipment and intangible assets, net (2)	(7,475)	527	—	97	—	(6,851)
Acquisition of property, plant and equipment	63,071	4,905	23,420	4,882	—	96,278
Assets	914,257	209,225	646,589	152,816	338	1,923,225

For the year ended December 31, 2019
Revenues from sales	2,046	131,055	531,724	19,743	(5,973)	678,595
Revenues from intersegment sales	286,585	8,697	3,447	27,502	(326,231)	—

Revenues	288,631	139,752	535,171	47,245	(332,204)	678,595

Operating profit / (loss)	(49,194)	2,944 (4)	40,653	(15,866)	451	(21,012)
Income from equity interests in associates and joint ventures	—	5,339	2,629	—	—	7,968
Depreciation of property, plant and equipment	119,821 (3)	1,378	20,805	3,890	—	145,894
Impairment of property, plant and equipment (2)	40,561	868	—	—	—	41,429
Acquisition of property, plant and equipment	(136,589)	(6,170)	(22,455)	(7,630)	—	(172,844)
Assets	742,850	199,357	508,026	129,331	(6,275)	1,573,289

For the year ended December 31, 2018
Revenues from sales	3,108	91,176	338,042	8,363	(4,869)	435,820
Revenues from intersegment sales	207,480	7,862	1,688	13,186	(230,216)	—

Revenues	210,588	99,038	339,730	21,549	(235,085)	435,820

Operating profit / (loss)	22,483	16,786	7,818	(6,055)	2,748	43,780
Income from equity interests in associates and joint ventures	—	4,435	404	—	—	4,839
Depreciation of property, plant and equipment	72,052 (3)	928	12,285	2,304	—	87,569
(Recovery) of property, plant and equipment (2)	(2,900)	—	—	—	—	(2,900)
Acquisition of property, plant and equipment	63,171	1,968	15,632	2,877	—	83,648
Assets	480,263	129,885	307,312	82,762	(6,206)	994,016

(1)	Corresponds to the elimination among segments of the YPF Group.
(2)	See Notes 2.c., 7 and 8.
(3)	Includes depreciation of charges for impairment of property, plant and equipment.
(4)	Includes the result for revaluation of the interest in YPF EE. See Note 3.

Summary of Revenue by Geographic Area
The distribution of revenues by geographic area, according to the markets for which they are intended, for the years ended on December 31, 2020, 2019 and 2018, and property, plant and equipment by geographic area as of December 31, 2020, 2019 and 2018 are as follows:

	Revenues			Property, plant and equipment
	2020	2019	2018	2020	2019	2018
Argentina	585,652	589,653	390,892	1,379,191	1,068,832	698,222
Mercosur and associated countries	26,834	36,154	20,056	336	179	865
Rest of the world	23,620	35,836	15,711	—	—	—
Europe	33,080	16,952	9,161	—	—	—

	669,186	678,595	435,820	1,379,527	1,069,011	699,087